Guarantees	12 Months Ended
Dec. 31, 2017
Guarantees [Abstract]
Guarantees
GUARANTEES
We extend a variety of financial, market value and product performance guarantees to third parties. As of December 31, 2017 and 2016, the following financial guarantees were outstanding:

	December 31, 2017		December 31, 2016
(dollars in millions)	Maximum Potential Payment	Carrying Amount of Liability	Maximum Potential Payment	Carrying Amount of Liability
Commercial aerospace financing arrangements (see Note 5)	$336	$8	$348	$14
Credit facilities and debt obligations (expire 2018 to 2028)	256	15	270	15
Performance guarantees	56	2	55	4

We also have obligations arising from sales of certain businesses and assets, including those from representations and warranties and related indemnities for environmental, health and safety, tax and employment matters. The maximum potential payment related to these obligations is not a specified amount as a number of the obligations do not contain financial caps. The carrying amount of liabilities related to these obligations was $179 million and $171 million at December 31, 2017 and December 31, 2016, respectively. For additional information regarding the environmental indemnifications, see Note 18.
We accrue for costs associated with guarantees when it is probable that a liability has been incurred and the amount can be reasonably estimated. The most likely cost to be incurred is accrued based on an evaluation of currently available facts, and where no amount within a range of estimates is more likely, the minimum is accrued. In accordance with the Guarantees Topic of the FASB ASC, we record these liabilities at fair value.
We provide service and warranty policies on our products and extend performance and operating cost guarantees beyond our normal service and warranty policies on some of our products, particularly commercial aircraft engines. In addition, we incur discretionary costs to service our products in connection with specific product performance issues. Liabilities for performance and operating cost guarantees are based upon future product performance and durability, and are largely estimated based upon historical experience. Adjustments are made to accruals as claim data and historical experience warrant. The changes in the carrying amount of service and product warranties and product performance guarantees for the years ended December 31, 2017 and 2016 are as follows:

(dollars in millions)	2017	2016
Balance as of January 1	$1,199	$1,212
Warranties and performance guarantees issued	323	246
Settlements made	(207)	(240)
Other	9	(19)
Balance as of December 31	$1,324	$1,199